Impairment Charges on Financial Assets - Summary of Impairment Loss and Reversal of Impairment Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 136,808	¥ 212,967	¥ 148,356
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	126,623	141,457	118,750
Available-for-sale financial assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 10,185	¥ 71,510	¥ 29,606